Financial Risk Management - Loans and Advances Past Due but not Impaired by Geography and Industry (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	¥ 90,682,938	¥ 84,805,192	¥ 85,129,070
Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	91,546,318		85,859,927
Gross carrying amount [member] | Domestic [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	59,856,165		57,830,627
Gross carrying amount [member] | Domestic [member] | Manufacturing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	8,522,451		7,961,620
Gross carrying amount [member] | Domestic [member] | Construction [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	918,617		947,765
Gross carrying amount [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	5,596,935		5,424,054
Gross carrying amount [member] | Domestic [member] | Wholesale and retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	5,281,596		5,288,767
Gross carrying amount [member] | Domestic [member] | Finance and insurance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	3,129,666		2,777,862
Gross carrying amount [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	10,126,531		9,017,664
Gross carrying amount [member] | Domestic [member] | Services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	4,328,173		4,255,228
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	16,187,195		16,363,489
Gross carrying amount [member] | Domestic [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	4,601,499		4,633,306
Gross carrying amount [member] | Foreign [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	31,690,153		28,029,300
Gross carrying amount [member] | Foreign [member] | Financial institutions [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	5,382,130		4,496,646
Gross carrying amount [member] | Foreign [member] | Commerce and industry [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	23,285,374		21,023,885
Gross carrying amount [member] | Foreign [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	¥ 2,316,816		1,779,101
Gross carrying amount [member] | Past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			124,724
Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			75,267
Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Manufacturing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			526
Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Construction [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			62
Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			45
Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Wholesale and retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			2,579
Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Finance and insurance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			141
Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			117
Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			245
Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Consumer [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			68,696
Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			2,856
Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			49,457
Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member] | Financial institutions [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			13,647
Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member] | Commerce and industry [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			31,081
Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			4,729
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			90,114
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			60,956
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Manufacturing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			476
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Construction [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			1
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			45
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Wholesale and retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			2,240
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Finance and insurance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			65
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			73
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			245
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Consumer [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			55,020
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			2,791
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			29,158
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member] | Financial institutions [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			11,934
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member] | Commerce and industry [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			14,822
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			2,402
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			15,386
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			10,840
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Manufacturing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			50
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Construction [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			10
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Wholesale and retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			318
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Finance and insurance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			76
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			44
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Consumer [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			10,298
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			44
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			4,546
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member] | Financial institutions [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			165
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member] | Commerce and industry [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			2,705
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			1,676
Past due 2-3 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			19,224
Past due 2-3 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			3,471
Past due 2-3 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Construction [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			51
Past due 2-3 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Wholesale and retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			21
Past due 2-3 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Consumer [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			3,378
Past due 2-3 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			21
Past due 2-3 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			15,753
Past due 2-3 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member] | Financial institutions [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			1,548
Past due 2-3 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member] | Commerce and industry [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			13,554
Past due 2-3 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			¥ 651